BUSINESS AND ASSET ACQUISITIONS (Details Textual 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Interest expense	$ 3,727,168	$ 473,360	$ 6,000,752	$ 744,726	$ 1,153,376	$ 532,230
Net Purchase Price Consideration					4,977,049
Beyond Human [Member]
Business Acquisition [Line Items]
Fair Market Value of Contingent Consideration	300,000		300,000
Fair Market Value of Future Earn Out Payments	314,479		314,479
Net Purchase Price Consideration	614,479		614,479
Novalere [Member]
Business Acquisition [Line Items]
Fair Market Value of Contingent Consideration	$ 324,379		$ 324,379		$ 324,379